Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	5
Outstanding letters of credit	$ 5,515,000
Additional financing to complete construction	282,899,000
Total contingent purchase obligations	57,470,000
Operating lease obligations relating to certain ground leases	356,464,000
Rental expense relating to company office space	1,901,000	1,280,000	1,138,000
Aggregate future minimum rentals to be received	29,558,000
Gross assets under capital lease recorded in real property	345,815,000
Outstanding construction financings for leased properties	189,502,000	356,793,000
Accumulated Depreciation assets under capital lease recorded in real property	$ 7,024,000